POSTRETIREMENT BENEFIT PLANS - Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans cost (income)	$ 575	$ 2,650	$ 3,559
Prior service cost (credit) - current year	0	0	0
Net loss (gain) - current year	(1,533)	(4,959)	1,124
Reclassifications out of AOCI
Curtailment/settlement gain (loss)	0	0	0
Dispositions	0	0	0
Amortization of net gain (loss)	(1,422)	(3,483)	(3,399)
Amortization of prior service credit (cost)	(5)	(28)	(146)
Total changes in other comprehensive loss (income)	(2,960)	(8,470)	(2,421)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	(2,385)	(5,820)	1,138
Other pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans cost (income)	(396)	(102)	30
Prior service cost (credit) - current year	0	(1)	27
Net loss (gain) - current year	(128)	(2,104)	529
Reclassifications out of AOCI
Curtailment/settlement gain (loss)	6	(68)	(3)
Dispositions	0	(68)	(166)
Amortization of net gain (loss)	(101)	(403)	(434)
Amortization of prior service credit (cost)	8	3	(1)
Total changes in other comprehensive loss (income)	(215)	(2,641)	(48)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	(611)	(2,743)	(18)
Principal retiree benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans cost (income)	(203)	(168)	(118)
Prior service cost (credit) - current year	0	0	(7)
Net loss (gain) - current year	(778)	(488)	119
Reclassifications out of AOCI
Curtailment/settlement gain (loss)	0	0	0
Dispositions	0	0	0
Amortization of net gain (loss)	115	79	82
Amortization of prior service credit (cost)	235	236	234
Total changes in other comprehensive loss (income)	(428)	(173)	428
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	$ (631)	$ (341)	$ 310